Sep-09-05 10:47am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-915 P.003/003 F-096

Paras Madho
Manager
Securities Operations

05061723

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/NYS

1-31544

NYSE

September 9, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Neuberger Berman Real Estate Income ~~Fund Inc~~., Common Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 9, 2005.

Sincerely,

Paras Madho

875210